AUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net revenue	$ 36,145,589	$ 20,261,172
Cost of revenue	29,608,932	13,391,504
Gross profit	6,536,657	6,869,668
Operating expenses:
Selling and marketing	417,249	119,847
General and administration	8,552,966	5,721,633
Nonrecurring expenditures	1,585,136	1,655,962
Depreciation and amortization	1,361,169	166,208
Operating expenses	11,916,520	7,663,650
Operating income (loss):	(5,379,863)	(793,982)
Interest expense	(751,074)	(238,471)
Interest income/other income	0	89,918
Other income	16,604	0
Change due to estimate correction	(410,817)	0
Total other income (expenses)	(1,145,287)	(148,553)
Net income (loss) before income taxes	(6,525,150)	(942,535)
Income tax benefit (provision)	3,747,846	128,460
Net income (loss)	(2,777,304)	(814,075)
Non-controlling interest	(3,382)	0
Net income (loss) attributable to the Company	(2,780,686)	(814,075)
Foreign exchange translation adjustment	(7,426)	0
Comprehensive income (loss)	$ (2,788,112)	$ (814,075)
Basic income (loss) per share	$ (0.21)	$ (0.07)
Diluted income (loss) per share	$ (0.21)	$ (0.07)
Basic weighted average number of shares	13,068,597	11,101,198
Diluted weighted average number of shares	13,068,597	11,101,198